Equity (Details 1)	12 Months Ended
Dec. 31, 2017 shares
Statement Line Items [Line Items]
Balance at January 1, 2017	40,998,471
Issuance of share capital	98,887,063
Balance at December 31, 2017	139,885,534
NIS par value [Member] | Dekel [Member]
Statement Line Items [Line Items]
Balance at January 1, 2017	4,099,847
Issuance of share capital	9,888,706
Balance at December 31, 2017	13,988,553